Cover	Aug. 25, 2021	Aug. 27, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 25, 2021
Entity Registrant Name		AVIAT NETWORKS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33278
Entity Tax Identification Number		20-5961564
Entity Address, Address Line One		200 Parker Dr., Suite C100A
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78728
City Area Code		(408)
Local Phone Number		941-7100
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		AVNW
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001377789
Amendment Flag		false